CONTRACT COSTS, NET - Movement of impairment of contract costs (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
CONTRACT COSTS, NET
Beginning balance	¥ 3,546,418	$ 507,131	¥ 8,394,288
Reversal of allowance	(1,622,050)	(231,950)	(4,079,681)
Charge to cost of sales	(86,488)	(12,368)	(768,189)
Ending balance	¥ 1,837,880	$ 262,813	¥ 3,546,418